Retirement plans	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Retirement plans	Retirement plans:
a) Defined benefit pension plans:
The Company has non-contributory defined benefit pension plans covering certain employees. The Company does not provide any significant post-retirement benefits other than pension plan benefits. Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2021	Dec 31 2020
Accrued benefit obligations:
Balance, beginning of year	$78,810	$66,061
Current service cost	3,232	3,016
Interest cost on accrued benefit obligations	1,619	1,794
Benefit payments	(9,188)	(2,227)
Settlements	(123)	—
Actuarial (gain) loss	(7,911)	7,120
Foreign exchange (gain) loss	(4,231)	3,046
Balance, end of year	62,208	78,810
Fair values of plan assets:
Balance, beginning of year	46,958	43,891
Interest income on assets	1,057	1,260
Contributions	7,528	1,182
Benefit payments	(9,188)	(2,227)
Return on plan assets	2	1,940
Foreign exchange gain	251	912
Balance, end of year	46,608	46,958
Unfunded status	15,600	31,852
Minimum funding requirement	—	—
Defined benefit obligation, net	$15,600	$31,852
The net defined benefit obligation above is comprised of unfunded retirement obligations and funded retirement net assets from defined benefit pension plans, as follows:
The Company has an unfunded retirement obligation of $19.5 million as at December 31, 2021 (2020 - obligation of $35.3 million) for its employees in Chile that will be funded in accordance with Chilean law. The accrued benefit for the unfunded retirement arrangement in Chile is paid when an employee leaves the Company in accordance with plan terms and Chilean regulations. The Company estimates that it may make benefit payments based on actuarial assumptions related to the unfunded retirement obligation in Chile of $7.6 million in 2022. Actual benefit payments in future periods will fluctuate based on employee retirements.
The Company has a net funded retirement asset of $5.0 million as at December 31, 2021 (2020 - $4.8 million) for certain employees and retirees in Canada and a net funded retirement obligation of $1.1 million as at December 31, 2021 (2020 - $1.4 million) in Europe. The Company estimates that it will make no additional contributions relating to its defined benefit pension plan in Canada and that it will make additional contributions relating to its defined benefit pension plan in Europe of $0.4 million in 2022.
These defined benefit plans expose the Company to actuarial risks, such as longevity risk, currency risk, interest rate risk and market risk on the funded plans. Additionally, as the plans provide benefits to plan members predominantly in Canada and Chile, the plans expose the Company to foreign currency risk for funding requirements. The primary long-term risk is that the Company will not have sufficient plan assets and liquidity to meet obligations when they fall due. The weighted average duration of the net defined benefit obligation is 8 years.
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income (loss) for the years ended December 31, 2021 and 2020 is as follows:

For the years ended December 31	2021	2020
Net defined benefit pension plan expense:
Current service cost	$3,232	$3,016
Net interest cost	562	534
Cost of settlement	(123)	—
Total net defined benefit pension plan expense	$3,671	$3,550

The Company’s current year actuarial losses, recognized in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2021 and 2020, are as follows:

For the years ended December 31	2021	2020
Actuarial gain (loss)	$7,499	$(5,413)

The Company had no minimum funding requirement for the years ended December 31, 2021 and 2020.
The Company uses a December 31 measurement date for its defined benefit pension plans. Actuarial reports for the Company’s defined benefit pension plans were prepared by independent actuaries for funding purposes as of December 31, 2019 in Canada. The next actuarial reports for funding purposes for the Company’s Canadian defined benefit pension plans are scheduled to be completed as of December 31, 2022.
The discount rate is the most significant actuarial assumption used in accounting for the defined benefit pension plans. As at December 31, 2021, the weighted average discount rate for the defined benefit obligation was 3.7% (2020 - 2.3%). A change of 1% in the weighted average discount rate at the end of the reporting period, while holding all other assumptions constant, would result in a change to the defined benefit obligation of approximately $5.5 million.
The asset allocation for the defined benefit pension plan assets as at December 31, 2021 and 2020 is as follows:

As at	Dec 31 2021	Dec 31 2020
Equity securities	19%	18%
Debt securities	54%	57%
Cash and other short-term securities	27%	25%
Total	100%	100%

The fair value of the above equity and debt instruments are determined based on quoted market prices in active markets whereas the fair value of cash and other short-term securities are not based on quoted market prices in active markets. The plan assets are held separately from those of the Company in funds under the control of trustees.

b) Defined contribution pension plans:
The Company has defined contribution pension plans. The Company’s funding obligations under the defined contribution pension plans are limited to making regular payments to the plans, based on a percentage of employee earnings. Total net pension expense for the defined contribution pension plans charged to operations during the year ended December 31, 2021 was $9.1 million (2020 - $10.3 million).